Other Receivables (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Receivables
VAT recoverable	$ 25,714,651	¥ 176,873,571	¥ 45,434,459
Deposit for loan guarantee	2,180,765	15,000,000	17,900,000
Others	10,249	70,494	3,056,997
Total other receivables	27,905,665	191,944,065	66,391,456
Input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority	$ 25,714,651	¥ 176,873,571	¥ 45,179,459